Segment Information - Schedule of revenues and other assets by geographic area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 24,697	$ 23,257	$ 15,062
Real Estate and Other Fixed Assets, Net of Accumulated Depreciation	440	323	403
North America
Segment Reporting Information [Line Items]
Total revenue	24,160	22,733	14,642
Real Estate and Other Fixed Assets, Net of Accumulated Depreciation	404	286	364
International
Segment Reporting Information [Line Items]
Total revenue	537	524	420
Real Estate and Other Fixed Assets, Net of Accumulated Depreciation	$ 36	$ 37	$ 39